RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Schedule of related party transactions [Table Text Block]
	December 31, 2025	December 31, 2024	December 31, 2023

Consulting fees paid or accrued to officers or their companies	$1,355,222	$1,082,804	$1,035,063
Directors' fees	2,146	2,191	2,223

Stock option grants to officers and directors	-	$88,543	$23,750
Stock option grant price range	-	CAD$1.30	CAD$0.81